Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.27	1.27
Average foreign currency exchange rate	1.25	1.34
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.88	0.82
Average foreign currency exchange rate	0.85	0.88
Argentina Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	102.54	84.06
Average foreign currency exchange rate	94.79	69.59
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	6.35	6.53
Average foreign currency exchange rate	6.45	6.90
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	9.05	8.19
Average foreign currency exchange rate	8.57	9.18
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	74.45	73.00
Average foreign currency exchange rate	73.92	74.08
Polish Zloty
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	4.04	3.72
Average foreign currency exchange rate	3.92	3.90